Acquisition of Tiltan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Acquisition of Tiltan [Abstract]
Schedule of Allocation of the Purchase Price

The allocation of the purchase price was as follows (in thousands):

January 12, 2026
January 1, 2026

Net tangible assets acquired	(3,702)
Customer relationships (2-year useful life)	31
Distributor relations (3-year useful life)	16
Order backlog (2-year useful life)	190
Intangible assets of available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities of available for sale	(208)
Goodwill	72,255
69,433

The allocation of the purchase price was as follows (in thousands):

December 31,
2025

Net tangible assets acquired	(86)
Customer relationships (11-year useful life)	4,663
Developed technology (15-year useful life)	2,725
Deferred tax liabilities	(887)
Goodwill	7,688
14,103